INVESTMENT IN JET TALK - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) Agreement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
INVESTMENT IN JET TALK
Investment made		$ 1,777	$ 2,137
Revenues		10,626	21,720	$ 10,632
Jet Talk
INVESTMENT IN JET TALK
Revenues		$ 0	$ 0	$ 0
Ownership interest held		51.00%	51.00%
Jet Talk | STE
INVESTMENT IN JET TALK
Investment made	$ 20,000
Ownership interest held	49.00%
Jet Talk | Satixfy UK Limited
INVESTMENT IN JET TALK
Revenues		$ 13,000
Number of development agreements signed | Agreement	2
Ownership interest held	51.00%	51.00%